As filed with the Securities and Exchange Commission on September 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2014

Date of reporting period:  July 31, 2014

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.37%
	Advertising Agencies - 1.96%
172,500	Aimia, Inc. (a)	$3,039,308

	Aerospace & Defense - 2.03%
25,500	Northrop Grumman Corp.	3,143,385

	Air Transport - 0.76%
8,000	FedEx Corp.	1,175,040

	Aluminum - 1.38%
130,500	Alcoa Inc.	2,138,895

	Banks: Diversified - 0.95%
38,800	SunTrust Banks, Inc.	1,476,340

	Chemicals: Diversified - 0.84%
12,600	BASF SE - ADR	1,300,950

	Computer Services, Software & Systems - 8.32%
256,000	CA Inc.	7,393,280
127,400	Microsoft Corp.	5,498,584
		12,891,864
	Computer Technology - 3.00%
130,700	Hewlett Packard Co.	4,654,227

	Consumer Lending - 3.47%
136,520	Ally Financial, Inc. (b)	3,134,499
50,645	Cash America International, Inc.	2,248,131
		5,382,630
	Diversified Financial Services - 10.84%
391,700	Bank of America Corp.	5,973,425
117,800	Citigroup Inc.	5,761,598
87,700	JPMorgan Chase & Co.	5,057,659
		16,792,682
	Diversified Retail - 1.28%
27,000	Wal-Mart Stores, Inc.	1,986,660

	Electronic Components - 0.84%
21,110	TE Connectivity Ltd.	1,306,498

	Engineering & Contracting Services - 4.22%
29,500	Fluor Corp.	2,149,665
212,830	KBR, Inc.	4,397,068
		6,546,733
	Financial Data & Systems - 1.05%
92,800	Western Union Co.	1,621,216

	Foods - 5.22%
55,400	ConAgra Foods, Inc.	1,669,202
99,226	Herbalife Ltd.	5,199,442
32,700	Tyson Foods, Inc. - Class A	1,216,767
		8,085,411
	Homebuilding - 1.16%
58,794	Lennar Corp. - Class B	1,799,096

	Household Equipment & Products - 1.42%
30,200	Tupperware Brands Corp.	2,197,956

	Insurance: Life and Health - 6.95%
665,600	CNO Financial Group, Inc.	10,769,408

	Insurance: Multi-Line - 3.65%
50,100	American International Group, Inc.	2,604,198
82,204	Voya Financial, Inc.	3,049,769
		5,653,967
	Insurance: Property-Casualty - 1.28%
61,400	XL Group PLC	1,979,536

	Metals & Minerals: Diversified - 0.92%
70,600	Cameco Corp. (a)	1,423,296

	Offshore Drilling & Other Services - 6.98%
213,600	Ensco PLC - Class A (a)	10,818,840

	Oil Well Equipment & Services - 0.05%
3,714	Seventy Seven Energy, Inc. (b)	83,305

	Oil: Crude Producers - 1.87%
52,000	Chesapeake Energy Corp.	1,371,240
18,500	ConocoPhillips	1,526,250
		2,897,490
	Oil: Integrated - 4.91%
45,700	Exxon Mobil Corp.	4,521,558
37,730	Royal Dutch Shell PLC - Class A - ADR	3,087,446
		7,609,004
	Pharmaceuticals - 11.43%
6,800	Actavis Plc (a)(b)	1,456,968
88,000	Eli Lilly & Co.	5,373,280
83,800	Merck & Co., Inc.	4,754,812
213,600	Pfizer, Inc.	6,130,320
		17,715,380
	Specialty Retail - 0.81%
15,500	Home Depot, Inc.	1,253,175

	Steel - 3.03%
86,580	Carpenter Technology Corp.	4,687,441

	Tobacco - 3.59%
67,800	Philip Morris International, Inc.	5,560,278

	Utilities: Electrical - 4.01%
35,500	Entergy Corp.	2,585,465
116,900	Exelon Corp.	3,633,252
		6,218,717
	Utilities: Telecommunications - 1.15%
53,818	Vodafone Group Plc - ADR	1,787,834

	TOTAL COMMON STOCKS (Cost $141,264,078)	153,996,562

	SHORT-TERM INVESTMENTS - 1.14%
886,368	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	886,368
886,369	First American Tax Free Obligations Fund - Class Z, 0.00% (c)	886,369
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,772,737)	1,772,737

	Total Investments in Securities (Cost $143,036,815) - 100.51%	155,769,299
	Liabilities in Excess of Other Assets - (0.51)%	(792,666)
	NET ASSETS - 100.00%	$154,976,633

ADR -	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2014.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.58%
	Advertising Agencies - 2.10%
421,300	Aimia, Inc. (a)	$7,423,306

	Aerospace & Defense - 0.78%
377,238	Kratos Defense & Security Solutions, Inc. (b)	2,753,837

	Aluminum - 2.37%
108,169	Kaiser Aluminum Corp.	8,352,810

	Asset Management & Custodian - 5.62%
96,695	Virtus Investment Partners, Inc.	19,827,310

	Banks: Diversified - 5.51%
31,189	First Citizens BancShares, Inc. - Class A	6,934,874
618,088	First Horizon National Corp.	7,281,077
765,215	Park Sterling Corp. (d)	5,249,375
		19,465,326
	Chemicals: Specialty - 2.54%
223,098	Innospec, Inc.	8,970,770

	Commercial Vehicles & Parts - 0.60%
109,471	Miller Industries, Inc.	2,100,748

	Computer Services, Software & Systems - 1.73%
145,944	Science Applications International Corp.	6,096,081

	Consumer Lending - 5.30%
154,536	Cash America International, Inc.	6,859,853
819,579	EZCORP, Inc. - Class A (b)	8,023,678
93,182	Nelnet, Inc. - Class A	3,841,894
		18,725,425
	Containers & Packaging - 0.48%
67,142	UFP Technologies, Inc. (b)	1,695,336

	Diversified Manufacturing Operations - 3.36%
452,676	A. M. Castle & Co. (b)	3,748,158
321,801	Harsco Corp.	8,131,911
		11,880,069
	Engineering & Contracting Services - 4.14%
139,126	Argan, Inc.	4,716,371
480,059	KBR, Inc.	9,918,019
		14,634,390
	Financial Data & Systems - 2.63%
1,109,972	Global Cash Access Holdings, Inc. (b)	9,290,466

	Health Care Facilities - 1.40%
93,774	Tenet Healthcare Corp. (b)	4,948,454

	Homebuilding - 1.89%
217,890	Lennar Corp. - Class B	6,667,434

	Household Equipment & Products - 1.94%
94,045	Tupperware Brands Corp.	6,844,595

	Insurance: Life and Health - 8.25%
1,522,699	CNO Financial Group, Inc.	24,637,270
338,633	Health Insurance Innovations, Inc. - Class A (b)(e)	4,476,728
		29,113,998
	Insurance: Multi-Line - 2.04%
194,600	Voya Financial, Inc.	7,219,660

	Insurance: Property-Casualty - 1.61%
176,710	XL Group PLC	5,697,130

	Leisure Time - 1.07%
434,599	Callaway Golf Co.	3,302,952
22,102	Interval Leisure Group, Inc.	468,120
		3,771,072
	Machinery: Agricultural - 1.27%
306,974	Titan Machinery, Inc. (b)	4,500,239

	Machinery: Industrial - 0.12%
563,400	Armtec Infrastructure Trust Unit (a)(b)(d)	439,208

	Metal Fabricating - 0.92%
419,525	Mueller Water Products, Inc. - Class A	3,251,319

	Metals & Minerals: Diversified - 0.48%
356,600	Uranium Participation Corp. (a)(b)	1,717,018

	Office Supplies Equipment - 2.61%
191,800	Lexmark International, Inc - Class A	9,212,154

	Offshore Drilling & Other Services - 5.09%
1,027,762	Ocean Rig UDW, Inc. (a)	17,955,002

	Oil Well Equipment & Services - 2.40%
3,536,304	Cal Dive International, Inc. (b)	3,854,571
137,300	Superior Energy Services, Inc.	4,613,280
		8,467,851
	Paper - 2.81%
119,380	Kapstone Paper and Packaging Corp. (b)	3,550,361
639,856	Mercer International, Inc. (b)	6,372,966
		9,923,327
	Pharmaceuticals - 1.93%
101,633	Endo International PLC (a)(b)	6,817,542

	Publishing - 2.18%
128,276	John Wiley & Sons, Inc. - Class A	7,708,105

	Real Estate Investment Trusts (REITs) - 6.59%
396,609	Government Properties Income Trust	9,260,820
370,667	Granite Real Estate Investment Trust (a)	14,022,333
		23,283,153
	Rental & Leasing Services: Consumer - 3.12%
459,853	Rent-A-Center, Inc.	11,008,881

	Restaurants - 1.58%
118,600	Boston Pizza Royalties Income Fund (a)	2,228,747
265,900	Pizza Pizza Royalty Corp. (a)	3,348,289
		5,577,036
	Steel - 2.69%
175,223	Carpenter Technology Corp.	9,486,573

	Telecommunications Equipment - 3.70%
381,806	Arris Group, Inc. (b)	13,046,311

	Textiles, Apparel & Shoes - 3.31%
276,600	Iconix Brand Group, Inc. (b)	11,680,818

	Utilities: Electrical - 3.42%
291,691	Great Plains Energy, Inc.	7,231,020
152,000	Portland General Electric Co.	4,853,360
		12,084,380
	TOTAL COMMON STOCKS (Cost $301,969,195)	351,637,134

	SHORT-TERM INVESTMENTS - 0.22%
394,497	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	394,497
394,496	First American Tax Free Obligations Fund - Class Z, 0.00% (c)	394,496
	TOTAL SHORT-TERM INVESTMENTS (Cost $788,993)	788,993

	Total Investments in Securities (Cost $302,758,188) - 99.80%	352,426,127
	Other Assets in Excess of Liabilities - 0.20%	705,661
	NET ASSETS - 100.00%	$353,131,788

ADR -	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2014.
(d)	Security is considered illiquid. As of July 31, 2014, the value of these investments was $5,688,583 or 1.6% of net assets.
(e)	Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
See Note 4 in the Notes to Schedule of Investments.

Huber Capital Diversified Large Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.64%
	Advertising Agencies - 1.67%
2,000	Aimia, Inc. (a)	$35,240

	Aerospace & Defense - 1.75%
300	Northrop Grumman Corp.	36,981

	Aluminum - 1.24%
1,600	Alcoa Inc.	26,224

	Banks: Diversified - 0.90%
500	SunTrust Banks, Inc.	19,025

	Beverage: Soft Drinks - 0.37%
200	Coca-Cola Co.	7,858

	Chemicals: Diversified - 0.98%
200	BASF SE - ADR	20,650

	Computer Services, Software & Systems - 8.30%
3,100	CA Inc.	89,528
1,800	Microsoft Corp.	77,688
200	Oracle Corp.	8,078
		175,294
	Computer Technology - 2.87%
1,700	Hewlett Packard Co.	60,537

	Consumer Lending - 3.41%
1,400	Ally Financial, Inc. (b)	32,144
900	Cash America International, Inc.	39,951
		72,095
	Diversified Financial Services - 10.16%
5,100	Bank of America Corp.	77,774
1,500	Citigroup Inc.	73,365
1,100	JPMorgan Chase & Co.	63,437
		214,576
	Diversified Retail - 1.39%
400	Wal-Mart Stores, Inc.	29,432

	Electronic Components - 0.88%
300	TE Connectivity Ltd.	18,567

	Engineering & Contracting Services - 3.87%
300	Fluor Corp.	21,861
2,900	KBR, Inc.	59,914
		81,775
	Financial Data & Systems - 1.68%
150	Mastercard, Inc. - Class A	11,123
1,400	Western Union Co.	24,458
		35,581
	Foods - 5.28%
700	ConAgra Foods, Inc.	21,091
1,300	Herbalife Ltd.	68,120
600	Tyson Foods, Inc. - Class A	22,326
		111,537
	Homebuilding - 0.85%
588	Lennar Corp. - Class B	17,993

	Household Equipment & Products - 0.69%
200	Tupperware Brands Corp.	14,556

	Insurance: Life and Health - 7.35%
9,600	CNO Financial Group, Inc.	155,328

	Insurance: Multi-Line - 4.32%
900	American International Group, Inc.	46,782
1,200	Voya Financial, Inc.	44,520
		91,302
	Insurance: Property-Casualty - 0.61%
400	XL Group PLC	12,896

	Metals & Minerals: Diversified - 0.86%
900	Cameco Corp. (a)	18,144

	Offshore Drilling & Other Services - 6.92%
2,885	Ensco PLC - Class A (a)	146,125

	Oil Well Equipment & Services - 0.05%
50	Seventy Seven Energy, Inc. (b)	1,122

	Oil: Crude Producers - 1.66%
700	Chesapeake Energy Corp.	18,459
200	ConocoPhillips	16,500
		34,959
	Oil: Integrated - 5.67%
800	BP PLC - ADR	39,176
400	Exxon Mobil Corp.	39,576
500	Royal Dutch Shell PLC - Class A - ADR	40,915
		119,667
	Pharmaceuticals - 11.66%
100	Actavis Plc (a)(b)	21,426
1,300	Eli Lilly & Co.	79,378
1,400	Merck & Co., Inc.	79,436
2,300	Pfizer, Inc.	66,010
		246,250
	Scientific Instruments: Control & Filter - 0.35%
100	Flowserve Corp.	7,404

	Specialty Retail - 0.38%
100	Home Depot, Inc.	8,085

	Steel - 2.05%
800	Carpenter Technology Corp.	43,312

	Tobacco - 3.49%
900	Philip Morris International, Inc.	73,809

	Utilities: Electrical - 4.87%
200	American Electric Power Co., Inc.	10,398
500	Entergy Corp.	36,415
1,500	Exelon Corp.	46,620
100	NextEra Energy, Inc.	9,389
		102,822
	Utilities: Telecommunications - 1.11%
200	Verizon Communications, Inc.	10,084
400	Vodafone Group Plc - ADR	13,288
		23,372
	TOTAL COMMON STOCKS (Cost $1,912,730)	2,062,518

	SHORT-TERM INVESTMENTS - 3.75%
39,581	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	39,581
39,581	First American Tax Free Obligations Fund - Class Z, 0.00% (c)	39,581
	TOTAL SHORT-TERM INVESTMENTS (Cost $79,162)	79,162

	Total Investments in Securities (Cost $1,991,892) - 101.39%	2,141,680
	Liabilities in Excess of Other Assets - (1.39)%	(29,290)
	NET ASSETS - 100.00%	$2,112,390

ADR -	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2014.

Huber Capital Funds
Notes to Schedule of Investments
July 31, 2014 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2014:

Diversified Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$105,306	$-	$-	$105,306
Consumer Staples	193,204	-	-	193,204
Energy	301,873	-	-	301,873
Financial Services	600,803	-	-	600,803
Health Care	246,250	-	-	246,250
Materials & Processing	108,330	-	-	108,330
Producer Durables	126,160	-	-	126,160
Technology	254,398	-	-	254,398
Utilities	126,194	-	-	126,194
Total Common Stocks	2,062,518	-	-	2,062,518
Short-Term Investments	79,162	-	-	79,162
Total Investments in Securities	$2,141,680	$-	$-	$2,141,680

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$10,276,195	$-	$-	$10,276,195
Consumer Staples	13,645,689	-	-	13,645,689
Energy	21,408,639	-	-	21,408,639
Financial Services	43,675,779	-	-	43,675,779
Health Care	17,715,380	-	-	17,715,380
Materials & Processing	9,550,582	-	-	9,550,582
Producer Durables	10,865,158	-	-	10,865,158
Technology	18,852,589	-	-	18,852,589
Utilities	8,006,551	-	-	8,006,551
Total Common Stocks	153,996,562	-	-	153,996,562
Short-Term Investments	1,772,737	-	-	1,772,737
Total Investments in Securities	$155,769,299	$-	$-	$155,769,299

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$60,681,247	$-	$-	$60,681,247
Energy	26,422,854	-	-	26,422,854
Financial Services	129,090,110	5,249,375	-	134,339,485
Health Care	11,765,996	-	-	11,765,996
Materials & Processing	41,680,135	-	-	41,680,135
Producer Durables	45,081,437	439,208	-	45,520,645
Technology	19,142,392	-	-	19,142,392
Utilities	12,084,380	-	-	12,084,380
Total Common Stocks	345,948,551	5,688,583	-	351,637,134
Short-Term Investments	788,993	-	-	788,993
Total Investments in Securities	$346,737,544	$5,688,583	$-	$352,426,127

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at July 31, 2014, the end of the reporting period.  The Diversified Large Cap Value Fund and the Equity Income Fund recognized no transfers to/from Level 1 or Level 2.

The Small Cap Value Fund had the following transfers during the period ended July 31, 2014.

Transfers into Level 2	$-
Transfers out of Level 2	16,009,083
Net transfers into/or out of Level 2	$16,009,083

Transfers were made from level 2 to level 1 as the Fund’s adviser determined that the securities were no longer considered illiquid.

There were no Level 3 securities held in the Funds during the period ended July 31, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Diversified Large Cap Value Fund

Cost of investments	$1,997,859

Gross unrealized appreciation	$226,168
Gross unrealized depreciation	(82,347)
Net unrealized appreciation	$143,821

Equity Income Fund

Cost of investments	$143,187,772

Gross unrealized appreciation	$18,810,666
Gross unrealized depreciation	(6,229,139)
Net unrealized appreciation	$12,581,527

Small Cap Value Fund

Cost of investments	$303,016,060

Gross unrealized appreciation	$66,908,353
Gross unrealized depreciation	(17,498,286)
Net unrealized appreciation	$49,410,067

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Note 3 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At July 31, 2014, the Small Cap Value Fund had investments in illiquid securities with a total value of $5,688,583 or 1.61% of net assets.

Information concerning these illiquid securities in the Funds is as follows:

Small Cap Value Fund
	Shares	Dates Acquired	Cost Basis
Armtec Infrastructure Trust Unit	563,400	6/11 – 4/13	$1,374,394
Park Sterling Corp.	765,215	8/10 – 7/14	4,540,330

Note 4 – Other Affiliates

The Small Cap Value Fund’s activity for investments in common stocks of affiliates is as follows:

Health Insurance Innovations, Inc.
Beginning Shares	240,171
Beginning Cost	$2,649,261
Purchase Cost	1,038,235
Sales Cost	(24,985)
Ending Cost	$3,662,511
Ending Shares	338,633
Dividend Income	$-
Net Realized Gain/(Loss)	$2,339

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 9/17/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 9/17/2014

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 9/17/2014

* Print the name and title of each signing officer under his or her signature.